GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Tables)	6 Months Ended
Jun. 30, 2020
Other Income and Expenses [Abstract]
Gain/(Loss) on Sale of Assets and Termination of Charters
A summary of vessels sold and charters terminated during the six months ended June 30, 2020 is as follows:

(in thousands of $)	Vessel Type	Net Proceeds	Termination Payment	Gain/(Loss) on Sale of Asset
Front Hakata	VLCC	33,465	(3,186)	1,373
Sea Cheetah	Offshore Support	1,450	—	275
Sea Jaguar	Offshore Support	1,452	—	277
Sea Halibut	Offshore Support	700	—	175
Sea Pike	Offshore Support	700	—	175
Sea Leopard	Offshore Support	144	—	(25)
Total		37,911	(3,186)	2,250